Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 20,291
Credit loss expense	5,888
Write-Offs	(5,441)
Other	(139)	[1]
Ending balance	20,599
Customer Accounts and Other Restricted Cash
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	673
Credit loss expense
Write-Offs
Other	(9)	[1]
Ending balance	664
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	8,642
Credit loss expense	5,236
Write-Offs	(4,560)
Other	(30)	[1]
Ending balance	9,288
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	4,049
Credit loss expense	514
Write-Offs	(785)
Other	(110)	[1]
Ending balance	3,668
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	6,927
Credit loss expense	138
Write-Offs	(96)
Other	10	[1]
Ending balance	$ 6,979

[1]	Other mainly relates to the impact of foreign exchange.